CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	12 Months Ended					12 Months Ended									12 Months Ended												12 Months Ended		4 Months Ended
	Aug. 31, 2008	Aug. 31, 2007	Aug. 31, 2006	Aug. 31, 2007 Class A Warrants Stock Issued	Aug. 31, 2007 Class B Warrants Stock Issued	Aug. 31, 2008 Class C Warrants Stock Issued	Aug. 31, 2007 Class C Warrants Stock Issued	Aug. 31, 2008 Class D Warrants Stock Issued	Aug. 31, 2007 Class D Warrants Stock Issued	Aug. 31, 2009 Class E Warrants Stock Issued	Aug. 31, 2007 Class E Warrants Stock Issued	Aug. 31, 2011 Class F Warrants Stock Issued	Aug. 31, 2009 Class F Warrants Stock Issued	Aug. 31, 2008 Class F Warrants Stock Issued	Aug. 31, 2007 Minimum Class A Warrants Stock Issued	Aug. 31, 2007 Minimum Class B Warrants Stock Issued	Aug. 31, 2011 Minimum Class F Warrants Stock Issued	Aug. 31, 2009 Minimum Class F Warrants Stock Issued	Aug. 31, 2008 Minimum Class F Warrants Stock Issued	Aug. 31, 2007 Maximum Class A Warrants Stock Issued	Aug. 31, 2007 Maximum Class B Warrants Stock Issued	Aug. 31, 2011 Maximum Class F Warrants Stock Issued	Aug. 31, 2009 Maximum Class F Warrants Stock Issued	Aug. 31, 2008 Maximum Class F Warrants Stock Issued	Aug. 31, 2003 Related Party Transactions Management Services Stock Issued	Aug. 31, 1998 Related Party Transactions Management Services Stock Issued	Aug. 31, 2003 Related Party Transactions Management Services First Issuance Stock Issued	Aug. 31, 2003 Related Party Transactions Management Services Second Issuance Stock Issued	Aug. 31, 1998 Third Party Stock Issued
Common stock and warrants issued, per share	$ 3.00	$ 1.50	$ 0.50																										$ 0.40
Exercise of Warrants, per share				$ 0.50	$ 0.55	$ 1.50	$ 1.50	$ 1.65	$ 1.65	$ 1.80	$ 1.80	$ 3.75	$ 3.75	$ 3.75
Restricted common stock issued, per share																									$ 0.001	$ 0.001	$ 0.01	$ 0.01
Common stock and warrants issued, issuance date	Feb. 29, 2008	Apr. 23, 2007	May 16, 2006
Restricted common stock issued, issuance date																											Dec. 19, 2002	Mar. 18, 2003
Exercise of Warrants, date						Mar. 31, 2008	Aug. 31, 2007	May 31, 2008	Aug. 31, 2007	Jul. 31, 2009	Aug. 31, 2007				Nov. 01, 2006	Nov. 01, 2006	Oct. 01, 2010	Jul. 01, 2009	Apr. 01, 2008	Dec. 31, 2006	May 31, 2007	Feb. 28, 2011	Aug. 31, 2009	May 31, 2008